Long Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt Abstract
Capitalized Interest Costs	$ 19,614	$ 30,939
Long-term Debt, Weighted Average Interest Rate	4.62%	4.73%
Interest expense, including costs related to senior notes	$ 80,747	$ 48,269